Condensed Financial Information Parent Company Only (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest on junior subordinated debentures	$ 1,053,873	$ 573,603
Income tax expense	2,895,091	3,135,326
Net income	13,431,855	13,739,940
Parent Company [Member]
Bank subsidiary distributions	4,823,000	5,124,000
Dividends on Capital Trust	31,648	17,225
Total income	4,854,648	5,141,225
Interest on junior subordinated debentures	1,053,873	573,603
Administrative and other	519,793	509,409
Total expense	1,573,666	1,083,012
Income before applicable income tax benefit and equity in undistributed net income of subsidiary	3,280,982	4,058,213
Income tax expense	323,825	223,816
Income before equity in undistributed net income of subsidiary	3,604,807	4,282,029
Equity in undistributed net income of subsidiary	9,827,048	9,457,911
Net income	$ 13,431,855	$ 13,739,940